Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2013	$566,320
2014	506,512
2015	443,472
2016	375,843
2017	351,646
Thereafter	1,044,570
3,288,363